OTHER CURRENT ASSETS (Tables)	12 Months Ended
Jun. 30, 2023
Other Current Assets
SCHEDULE OF OTHER CURRENT ASSETS
	2023 A$	2022 A$
Prepayments	381,608	147,854
Bonds and deposits	17,440	13,257
Other	-	4,976
Total current prepayments and other assets	399,048	166,087